Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Operating Loss Carryforwards	$ 16,500,000	$ 9,980,000	$ 18,400,000
Deferred Tax Assets, Net of Valuation Allowance	0	0	$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 2,520,000	$ 1,230,000
Maximum [Member]
Operating Loss Carryforwards, Expiration Date 1	2034
Minimum [Member]
Operating Loss Carryforwards, Expiration Date 1	2027